CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $)	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and due from banks	$ 747,508	$ 908,152
Interest-bearing deposits	3,080,866	5,110,630
Total cash and cash equivalents	3,828,374	6,018,782
Securities available for sale	42,817,596	40,592,885
Securities held to maturity; approximate fair value of $113,000 (2011) and $132,000 (2010), respectively	109,236	127,306
Loans receivable, net	108,615,855	111,967,100
Real estate owned	1,611,351	749,310
Accrued interest receivable	515,422	503,831
Federal Home Loan Bank of New York stock, at cost	545,300	745,500
Premises and equipment	3,158,720	3,223,924
Other assets	2,665,815	2,829,024
Total assets	163,867,669	166,757,662
Liabilities and stockholders' equity
Deposits	139,218,832	138,768,915
Borrowed funds	6,000,000	10,000,000
Advances from borrowers for taxes and insurance	525,300	455,803
Other liabilities	1,493,760	1,417,337
Total liabilities	147,237,892	150,642,055
Commitments and contingencies
Stockholders' equity
Serial preferred stock, par value $.10, authorized 5,000,000 shares, no shares issued	0	0
Common stock; par value $.10; 20,000,000 shares authorized and 1,718,473 shares issued	171,847	171,847
Additional paid-in-capital	10,313,756	10,348,052
Treasury stock, at cost; 31,946 shares	(190,398)	(190,398)
Unallocated employee stock ownership plan shares	(232,696)	(310,261)
Unallocated restricted stock plan shares	(87,280)	(93,041)
Deferred compensation obligation	284,760	239,893
Stock purchased for deferred compensation plan	(284,760)	(239,893)
Retained earnings - substantially restricted	5,941,578	5,502,021
Accumulated other comprehensive income (loss):
Unrealized gain on securities available for sale, net of tax	810,577	812,867
Defined benefit plan, net of tax	(97,607)	(125,480)
Total stockholders' equity	16,629,777	16,115,607
Total liabilities and stockholders' equity	$ 163,867,669	$ 166,757,662